Condensed Consolidated Statement Of Cash Flows (Unaudited) (Parenthetical) - shares	3 Months Ended					9 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2019	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Conversion of shares	90,750	19,148,052	17,534,387
Common Stock [Member]
Number of shares issued						34,974,602	21,482,136	21,482,136	5,595,339
Series C Preferred Stock [Member]
Conversion of shares				36,300	36,300	216,425	72,600	72,600	104,000